Fees Summary	Jul. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,051,000
Previously Paid Amount	0.00
Total Fee Amount	559.44
Total Offset Amount	0.00
Net Fee	559.44
Narrative - Max Aggregate Offering Price	$ 4,051,000
Final Prospectus	true